DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 1,734
Unrealized losses	(1,194)
Net Change	540	$ 19
Unrealized Gains	1,734
Unrealised Losses On Change In Fair Value Of Derivatives	1,194
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	540	19
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	419
Unrealized losses	(460)
Net Change	(41)	201
Unrealized Gains	419
Unrealised Losses On Change In Fair Value Of Derivatives	460
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(41)	201
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	110
Unrealized losses	(337)
Net Change	(227)	(221)
Unrealized Gains	110
Unrealised Losses On Change In Fair Value Of Derivatives	337
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(227)	(221)
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	0
Unrealized losses	0
Net Change	0	(1)
Unrealized Gains	0
Unrealised Losses On Change In Fair Value Of Derivatives	0
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	0	(1)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	1,161
Unrealized losses	(311)
Net Change	850	13
Unrealized Gains	1,161
Unrealised Losses On Change In Fair Value Of Derivatives	311
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	850	13
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	44
Unrealized losses	(86)
Net Change	(42)	27
Unrealized Gains	44
Unrealised Losses On Change In Fair Value Of Derivatives	86
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ (42)	$ 27